Debt - Schedule of Debt Recorded At Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total debt	$ 5,665,547	$ 5,480,993
Less: Unamortized debt fees and discounts, net of premiums	(163,572)	(145,068)
Borowings Net of Fees, Total	5,501,975	5,335,925
Less: Current portion of long-term debt	(374,607)	(469,766)
Long-term debt	5,127,368	4,866,159
$350.0 million 5.625% Senior Secured Notes due 2029
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Total debt		250,000
$250.0 million 6.250% Senior Notes due 2025
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Total debt	0
$825.0 million 5.875% Senior Notes due 2027
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Total debt	0	825,000
$500.0 million 7.000% Senior Notes due 2029
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Total debt	500,000	500,000
$720.0 million 9.125% Senior Notes due 2031
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Total debt	720,000	720,000
$1.7 billion 5.875% Senior Notes due 2033
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Total debt	1,700,000	0
EUR 6.2 Million Loan, Fixed at 0.3%, Due 2026
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Total debt	1,099	2,265
20.0 Million CHF Loan, Fixed at 1.5% - 2.0%, Due 2027
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Total debt	8,410	11,050
Viking Baldur, Viking Magni | EUR 54.2 Million Loan, Variable Base Rate Plus 2.2% - 2.4%, Due 2025
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Total debt	0	17,096
Viking Kvasir | EUR 20.3 Million Loan, Variable Base Rate Plus 2.4%, Due 2026
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Total debt	10,089	12,343
Viking Herja, Viking Hild, Viking Sigrun, Viking Einar | EUR 225.8 Million Loan, Fixed at 4.73% or Variable at SOFR plus CAS and 2.0%, Due Through 2027
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Total debt	0	23,087
Viking Idi Viking Astrild Viking Beyla | $53.5 Million Loan, Fixed at 5.12%, Due 2025
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Total debt	0	14,384
Viking Hemming Viking Osfrid And Viking Torgil | $40.0 million loan, fixed at 5.43%, due 2027
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Total debt	0	15,000
Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn | $102.0 Million Loan, Fixed at 5.22% - 5.26%, Due 2028
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Total debt	38,842	51,113
Viking Helgrim | $15.1 Million Loan, Variable Base Rate Plus 2.35%, Due 2029
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Total debt	7,404	9,307
Viking Hervor, Viking Gersemi, Viking Kari, Viking Radgrid, Viking Skaga, Viking Fjorgyn | EUR 153.2 Million Loan, Variable at SOFR plus CAS and 1.30% - 1.40%, Due Through 2029
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Total debt	64,832	85,251
Viking Gymir, Viking Egdir | EUR 53.6 Million Loan, Variable at SOFR plus CAS and 1.30% - 1.40%, Due Through 2029
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Total debt	29,915	37,394
Viking Orion | $291.2 Million Financial Liability, Due 2030
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Total debt	0	209,608
Viking Jupiter | $290.2 Million Financial Liability, Due 2031
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Total debt	206,702	221,153
Viking Octantis | $255.7 Million Financial Liability, Variable at SOFR plus CAS and 3.0%, Due 2033
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Total debt	0	217,359
Viking Mars | $299.5 Million Financial Liability, Due 2034
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Total debt	0	271,709
Viking Neptune | EUR 316.6 Million Loan, Fixed at 1.81%, Due 2034
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Total debt	278,811	274,091
Viking Saturn | EUR 316.6 Million Loan, Fixed at 1.87%, Due 2035
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Total debt	294,301	287,795
Viking Vela | $401.0 million loan, fixed at 3.64%, due 2036
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Total debt	367,572	400,988
Viking Vela | $675.0 million 5.000% Senior Secured Notes due 2028
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Total debt	675,000
Viking Vesta | $430.5 million loan, fixed at 3.70%, due 2037
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Total debt	412,570	0
Viking Star, Viking Sea and Viking Sky | $675.0 million 5.000% Senior Secured Notes due 2028
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Total debt		675,000
Viking Venus | $350.0 million 5.625% Senior Secured Notes due 2029
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Total debt	$ 350,000	$ 350,000